ADVANCES FROM PROSPECTIVE CUSTOMERSDISTRIBUTORS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ADVANCES FROM PROSPECTIVE CUSTOMERSDISTRIBUTORS
NOTE 9 - ADVANCES FROM PROSPECTIVE CUSTOMERS/DISTRIBUTORS

NOTE 9 – ADVANCES FROM PROSPECTIVE CUSTOMERS/DISTRIBUTORS

As of June 30, 2021, Yubo Beijing received a total of RMB ¥ 4,521,012 ($699,852) from nine PRC entities in amounts of RMB ¥ 348,000, RMB ¥50,000, RMB ¥50,000, RMB ¥500,000, RMB ¥500,000, RMB ¥500,000, RMB ¥2,292,000, RMB¥ 31,012, and RMB ¥250,000. The related verbal agreements provide for the nine entities to purchase inventory from Yubo Beijing or enter into such other arrangements with Yubo Beijing as the parties mutually agree. Pending formal approval of any such arrangements, all of the nine PRC entities have the right to request the return of their advances.

NOTE 9 – ADVANCES FROM PROSPECTIVE CUSTOMERS/DISTRIBUTORS

In December 2020, Yubo Beijing received a total of RMB ¥ 4,948,000 ($757,896) from eight PRC entities in amounts of RMB ¥ 348,000, RMB ¥50,000, RMB ¥50,000, RMB ¥500,000, RMB ¥250,000, RMB ¥500,000, RMB ¥3,000,000 and RMB ¥250,000. The related verbal agreements provide for the eight entities to purchase inventory from Yubo Beijing or enter into such other arrangements with Yubo Beijing as the parties mutually agree. Pending formal approval of any such arrangements, all of the eight PRC entities have the right to request the return of their advances.